SCUDDER
                                                                     INVESTMENTS

Scudder Large Company
Growth Fund


Supplement to Prospectus
Dated October 1, 2000
--------------------------------------------------------------------------------

The following information replaces the
current disclosure for Scudder Large Company
Growth Fund in "The portfolio managers"
section of the prospectus:

Scudder Large Company
Growth Fund

Gary A. Langbaum
Co-Lead Portfolio Manager
  o  Began investment career in 1970
  o  Joined the advisor in 1988
  o  Joined the fund team in 2001

Jesse Stuart
Co-Lead Portfolio Manager
  o  Began investment career in 1996
  o  Joined the advisor in 1996
  o  Joined the fund team in 2001



May 29, 2001